TAXES PAYABLE	12 Months Ended
Dec. 31, 2019
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2019	2018
Payroll charges	75,385	58,907
ICMS (state VAT)	47,244	25,385
COFINS (tax on revenue)	6,654	2,162
IPI (federal VAT)	13,252	14,372
IVA (value-added tax) and others	290,453	250,719
	432,988	351,545